Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical)			1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 09, 2020 USD ($) $ / shares	Sep. 02, 2020 USD ($) Integer $ / shares	Feb. 29, 2020	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Fixed premiums				$ 155,000		$ 155,000
Payments of convertible debt						282,000			73,000
Loss on debt extinguishment				(1,081,000)		(795,000)		$ 41,000
Convertible Notes Payable [Member]
Convertible note outstanding									$ 282,000
Fixed premiums				226,000		226,000
Payments of convertible debt						282,000
Convertible notes				223,000		$ 223,000
Convertible Notes Payable [Member] | Subsequent Event [Member]
Fixed conversion price | $ / shares	$ 0.015
Debt instrument additional charges	$ 1,215,000
Debt discount	315,000
Loss on debt extinguishment	$ 901,000
Convertible Notes Payable [Member] | Minimum [Member]
Debt conversion price percentage						39.00%
Fixed conversion price | $ / shares		$ 0.05
Debt triggered price | $ / shares		$ 0.05
Debt conversion percentage		0.61
Debt trading days | Integer		15
Debt accrued interest, default interest and principal percentage		150.00%
Debt accrued interest, default interest and principal		$ 315,000
Convertible Notes Payable [Member] | Maximum [Member]
Debt conversion price percentage						50.00%
One Unsecured Convertible Promissory Note [Member]
Unsecured convertible promissory note				$ 153,000		$ 153,000
Debt interest percentage				22.00%		22.00%
Debt maturity date						Feb. 28, 2021
One Unsecured Convertible Promissory Note [Member] | Subsequent Event [Member]
Debt interest percentage			22.00%
Debt maturity date			Aug. 31, 2020
Two Convertible Promissory Note [Member]
Unsecured convertible promissory note				$ 30,000		$ 30,000
Debt interest percentage				10.00%		10.00%
Seven Convertible Notes [Member]
Convertible notes				$ 497,000		$ 497,000
Convertible Notes Payable Two [Member]
Debt interest percentage				10.00%		10.00%
Debt maturity date						Mar. 31, 2021
Fixed conversion price | $ / shares				$ 0.05		$ 0.05
Debt discounts to account for loan fees				$ 531,000		$ 531,000
Beneficial conversion features						(323,000)
Debt principal amount				$ 812,000		$ 812,000